Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: 763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

May 8, 2018
Mr. Mark Cowan
Senior Counsel
Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, NE
Washington, DC    20549-8626
Re:
Allianz Life Variable Account B and Allianz Life - NA
Initial Registration Statement on Form N-4 File No. 333-222815 and 811-05618

Mr. Cowan:
We received oral comments from you today in regards to our counsel opinion, Exhibit 99.B.9. You requested we modify Item 2 pursuant to Form N-4, Part C, Item 24(b)(9) to indicate all contractual interest of the Contract Owner are binding obligations of the Registrant. The new Exhitib 99.B.9 has been revised as requested.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of North America
Allianz Life Variable Account B

By:	/s/ Stewart D. Gregg
Stewart D. Gregg
 Senior Securities Counsel